Group Structure (Tables)	12 Months Ended
Dec. 31, 2024
Group Structure [Abstract]
Disclosure Of Information About Consolidated Structured Entities Explanatory [Table Text Block]
The following table shows the companies that are part of the Group as of December 31, 2024, 2023 and 2022. All subsidiaries have been included in the consolidation:

In thousands of soles	Country of incorporation and operations	Percentage of common shares held by the Group (%)			Percentage of common shares held by the non-controlling interest
		2024	2023	2022	2024	2023	2022
Operating companies
Oncosalud S.A.C. (a)	Peru	99.99	78.79	78.79	0.01	21.21	21.21
Oncocenter Perú S.A.C. (b)	Peru	99.99	78.79	78.79	0.01	21.21	21.21
Servimédicos S.A.C. (b)	Peru	99.99	78.79	78.79	0.01	21.21	21.21
Clínica Bellavista S.A.C. (b)	Peru	99.99	78.79	78.79	0.01	21.21	21.21
Laboratorio Clínica Inmunológico Cantella S.A.C. (b)	Peru	99.99	78.79	78.79	0.01	21.21	21.21
Clínica Miraflores S.A. (b)	Peru	97.34	76.70	76.70	2.66	23.30	23.30
R&R Patólogos Asociados S.A.C. (b)	Peru	99.80	78.64	78.64	0.20	21.36	21.36
Clínica Vallesur S.A. (b)	Peru	88.23	69.53	69.53	11.77	30.47	30.47
GSP Trujillo S.A.C. (Clínica Camino Real) (b)	Peru	99.99	78.79	78.79	0.01	21.21	21.21
Medicser S.A.C. (Clínica Delgado) (b)	Peru	99.99	78.79	78.79	0.01	21.21	21.21
Patología Oncológica S.A.C. (b)	Peru	100.00	78.80	78.80	—	21.20	21.20
Oncogenomics S.A.C. (b)	Peru	100.00	78.80	78.80	—	21.20	21.20
Hospital y Clínica OCA S.A. de C.V. (a)	Mexico	100.00	100.00	78.80	—	—	21.20
DRJ Inmuebles, S.A. de C.V. (d)	Mexico	100.00	100.00	78.80	—	—	21.20
Inmuebles JRD 2000, S.A. de C.V. (d)	Mexico	100.00	100.00	78.80	—	—	21.20
Tovleja HG, S.A. (d)	Mexico	100.00	100.00	78.80	—	—	21.20
Dentegra Seguros Dentales, S.A.	Mexico	100.00	100.00	—	—	—	—
Oncomedica S.A. (a)	Colombia	68.81	55.16	55.16	31.19	44.84	44.84
Imat S.A.S. (a)	Colombia	68.81	55.16	55.16	31.19	44.84	44.84
Clínica Portoazul S.A. (b)	Colombia	61.00	48.07	48.07	39.00	51.93	51.93
Promotora Médica Las Américas S.A. (b)	Colombia	99.84	78.62	78.62	0.16	21.38	21.38
Laboratorio Médico Las Américas Ltda. (b)	Colombia	—	—	78.62	—	—	21.38
Instituto de Cancerología S.A. (a)	Colombia	99.84	78.62	78.62	0.16	21.38	21.38
Pre-operating companies
Consorcio Trecca S.A.C. (b)	Peru	99.99	99.99	99.99	0.01	0.01	0.01
Las Américas Farma Store S.A.S. (b)	Colombia	99.84	78.62	78.62	0.16	21.38	21.38
Cardio Imat S.A. (b)	Colombia	—	—	55.16	—	—	44.84
Intensivos Imat S.A. (b)	Colombia	—	—	55.16	—	—	44.84
Sociedad Radio-Oncológica de Montería S.A. (b)	Colombia	68.81	55.16	55.16	31.19	44.84	44.84
Non-operating companies
Inversiones Mercurio S.A.C. (b)	Peru	97.34	76.70	76.70	2.66	23.30	23.30
Holdings companies
Grupo Salud Auna México, S.A. de C.V. (c)	Mexico	100.00	100.00	78.80	—	—	21.20
Auna Colombia S.A.S. (c)	Colombia	100.00	78.80	78.80	—	21.20	21.20
Auna Salud S.A.C. (c)	Peru	99.99	78.80	78.80	0.01	21.20	21.20
GSP Inversiones S.A.C. (c)	Peru	99.99	78.79	78.79	0.01	0.01	0.01
Operador Estratégico S.A.C. (c)	Peru	99.99	99.99	99.99	0.01	0.01	0.01
Other subsidiaries
GSP Servicios Generales S.A.C. (d)	Peru	99.99	78.79	78.79	0.01	21.21	21.21
GSP Servicios Comerciales S.A.C. (d)	Peru	99.99	78.79	78.79	0.01	21.21	21.21
Pro Med Las Américas LLC (d)	USA	99.84	78.62	78.62	0.16	21.38	21.38

(a)	Mainly dedicated to providing oncologic healthcare services.
(b)	Mainly dedicated to providing services through health centers (inpatients and outpatients).

(c)	Holdings of the Group. Auna Colombia is a holding located in the Republic of Colombia and Grupo Salud Auna México, S.A. de C.V. is a holding located in the Republic of Mexico.
(d)	Mainly dedicated to providing the Group with internal administrative, commercial, real estate and management services.